Employee Benefits (Tables) - Successor [Member]	12 Months Ended
Dec. 31, 2019
Schedule of Benefit Structure Offer to Employees

The following tables set out the funded status of the end-of-service indemnities employees receive under one of the five benefit structures the Company and its subsidiaries offer to its employees and the amounts recognized in the Company’s financial statements as of December 31, 2019 and 2018 (in thousands).

	December 31, 2019	December 31, 2018
Change in benefit obligations
Benefit obligations at the beginning of the year	$16,122	$15,062
Actuarial (gain) / loss	2,031	1,273
Service cost	2,680	2,250
Interest cost	655	444
Benefits paid	(2,168)	(2,491)
Other	-	(416)
Benefit obligations at the end of the year	19,320	16,122
Current benefit obligation	2,575	2,620
Non-current benefit obligation	16,745	13,502
Benefit obligation at the end of the year	19,320	16,122
Change in plan assets
Fair value of plan assets at the beginning of the year	-	-
Employer contributions	2,168	2,491
Benefits paid	(2,168)	(2,491)
Plan assets at the end of the year	-	-
Unfunded status	$19,320	$16,122

Schedule of Components of Net Periodic Benefit Cost

Net cost for the 2019 Successor Period, 2018 Successor Period, 2018 Predecessor Period, and 2017 Predecessor Period comprises the following components (in thousands):

	(NESR - Successor)		(NPS - Predecessor)
	Year ended December 31, 2019	Period from June 7 to December 31, 2018	Period from January 1 to June 6, 2018	Year ended December 31, 2017

Service cost	$2,680	$1,412	$866	$1,964
Interest cost	655	282	168	403
Actuarial (gain)/loss	2,031	896	375	811
Other	-	(416)	-	-
Net cost	$5,366	$2,174	$1,409	$3,178

Schedule of Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost

The weighted-average assumptions used to determine benefit obligations as of December 31, 2019 and 2018 are set out below:

	December 31, 2019	December 31, 2018
Discount rate	2.75%	3.75%
Rate of increase in compensation levels:	3.00%	3.00%

The weighted-average assumptions used to determine net periodic benefit cost for the years ended December 31, 2019 and 2018 are set out below:

	December 31, 2019	December 31, 2018
Discount rate	3.75%	3.00%
Rate of increase in compensation levels:	3.00%	2.73%

Schedule of Expected Future Benefit Payments	The following reflect expected future benefit payments (in thousands):
Year ending December 31,
2020	$3,234
2021	$3,417
2022	$3,170
2023	$2,946
2024	$2,993
Thereafter	$13,658